Interest Expense, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Investment Income [Line Items]
Capitalized borrowing cost	$ 0	$ 0	$ 0
Senior Unsecured Convertible Debt [Member]
Net Investment Income [Line Items]
Interest expense	12,000,000
Non-cash interest expense accretion of discount on liability component	10,000,000
Issued date of senior unsecured convertible bonds	Jul. 31, 2014
Floating Rate Notes [Member]
Net Investment Income [Line Items]
Interest income (expense), net	$ 2,400,000	$ 1,000,000	$ 2,000,000